10 Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	£ 1,983	£ 2,529
Additions
Balance at end	2,154	1,983	2,529
Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,325	1,449
Balance at end	998	1,325	1,449
Computer equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	118	150
Balance at end	71	118	150
Leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	528	874
Balance at end	244	528	874
Fixtures And Fittings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	12	56
Balance at end	13	12	56
Right Of Use [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	828
Balance at end	828	828
Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	4,317	3,846	2,792
Charge for the year	1,282	1,016	983
Disposals		(599)	(14)
Exchange differences	(202)	53	85
Balance at end	5,397	4,317	3,846
Accumulated depreciation and amortisation [Member] | Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,326	2,220	1,649
Charge for the year	507	499	542
Disposals		(421)	(14)
Exchange differences	(93)	28	43
Balance at end	2,740	2,326	2,220
Accumulated depreciation and amortisation [Member] | Computer equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	265	192	122
Charge for the year	70	72	68
Disposals		(3)
Exchange differences	(3)	4	2
Balance at end	332	265	192
Accumulated depreciation and amortisation [Member] | Leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,485	1,238	872
Charge for the year	400	403	330
Disposals		(175)
Exchange differences	(91)	19	36
Balance at end	1,794	1,485	1,238
Accumulated depreciation and amortisation [Member] | Fixtures And Fittings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	241	196	149
Charge for the year	2	43	43
Disposals
Exchange differences	(8)	2	4
Balance at end	235	241	196
Accumulated depreciation and amortisation [Member] | Right Of Use [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning
Disposals	303
Exchange differences	(7)
Balance at end	296
Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	6,300	6,375	5,558
Additions	1,209	503	707
Adoption of IFRS 16 Leases	395
Effect of modification to lease terms	(82)
Disposals		(635)	(41)
Exchange differences	(271)	57	151
Balance at end	7,551	6,300	6,375
Carrying Amount [Member] | Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	3,651	3,669	3,050
Additions	223	353	591
Disposals		(401)	(41)
Exchange differences	(136)	30	69
Balance at end	3,738	3,651	3,669
Carrying Amount [Member] | Computer equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	383	342	281
Additions	23	40	57
Disposals
Exchange differences	(3)	1	4
Balance at end	403	383	342
Carrying Amount [Member] | Leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,013	2,112	1,999
Additions	137	106	41
Disposals		(229)
Exchange differences	(112)	24	72
Balance at end	2,038	2,013	2,112
Carrying Amount [Member] | Fixtures And Fittings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	253	252	228
Additions	4	4	18
Disposals		(5)
Exchange differences	(9)	2	6
Balance at end	248	253	£ 252
Carrying Amount [Member] | Right Of Use [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning
Additions	822
Adoption of IFRS 16 Leases	395
Effect of modification to lease terms	(82)
Exchange differences	(11)
Balance at end	£ 1,124